Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Global Atlantic American Funds® Managed Risk Portfolio | Global Atlantic American Funds Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.78%	5.39%	6.78%
Global Atlantic American Funds® Managed Risk Portfolio | S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.34%	5.93%	6.71%
Global Atlantic American Funds® Managed Risk Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Global Atlantic Balanced Managed Risk Portfolio | Global Atlantic Balanced Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.46%	3.83%	5.07%
Global Atlantic Balanced Managed Risk Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Global Atlantic Balanced Managed Risk Portfolio | S&P Global Managed Risk LargeMidCap Index – Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.52%	4.87%	5.95%
Global Atlantic BlackRock Selects Managed Risk Portfolio | Global Atlantic BlackRock Selects Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.13%	4.58%	5.19%
Global Atlantic BlackRock Selects Managed Risk Portfolio | S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.34%	5.93%	6.71%
Global Atlantic BlackRock Selects Managed Risk Portfolio | MSCI ACWI Index (Net Total Return, USD) (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	22.34%	11.19%	11.72%
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.63%	4.50%	6.72%
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | S&P 500 Managed Risk Index – Moderate (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.47%	8.36%	8.78%
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Global Atlantic Moderate Managed Risk Portfolio | Global Atlantic Moderate Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	9.24%	5.22%	6.05%
Global Atlantic Moderate Managed Risk Portfolio | S&P Global Managed Risk LargeMidCap Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.34%	5.93%	6.71%
Global Atlantic Moderate Managed Risk Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Global Atlantic Moderately Aggressive Managed Risk Portfolio | Global Atlantic Moderately Aggressive Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	10.20%	6.71%	6.81%
Global Atlantic Moderately Aggressive Managed Risk Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Global Atlantic Moderately Aggressive Managed Risk Portfolio | S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.57%	7.87%	8.11%
Global Atlantic Select Advisor Managed Risk Portfolio | Global Atlantic Select Advisor Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.75%	5.56%	6.65%
Global Atlantic Select Advisor Managed Risk Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Global Atlantic Select Advisor Managed Risk Portfolio | S&P Global Managed Risk LargeMidCap Index – Moderate (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	11.89%	6.92%	7.42%
Global Atlantic Wellington Research Managed Risk Portfolio | Global Atlantic Wellington Research Managed Risk Portfolio Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent	8.38%	5.32%	6.89%
Global Atlantic Wellington Research Managed Risk Portfolio | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	21.09%	12.15%	12.17%
Global Atlantic Wellington Research Managed Risk Portfolio | S&P 500 Managed Risk Index – Moderate Conservative (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.41%	7.19%	7.94%